UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX	75206
(Address of principal executive offices)	(Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September 30, 2009

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2009 (unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.
			Unaffilated
Company	Shares or Principal Amount	Value	Gross Unrealized Appreciation	Gross Unrealized Deprecation
CONVERTIBLE BONDS - 10.27%
Data Processing and Outsourced Services - 3.55%
Pipeline Data, Inc. 10% Maturity June 29, 2011	$569,000	$569,000	$-	$-

Internet Software and Services - 3.12%
iLinc Communications, Inc. 12% Maturity March 29, 2012	500,000	500,000	-	-

Oil and Gas Exploration and Production - 3.43%
PetroHunter Energy Corporation 8.5% Maturity November 5, 2012	1,000,000	550,000	-	(450,000)

Systems Software - 0.17%
CMSF Corp 7% Maturity October 9, 2009(2)	250,000	27,500	-	- (2)
		$1,646,500	$0.00	$(450,000)
OTHER SECURITIES - 1.06%
CONVERTIBLE PREFERRED EQUITIES
Business Process Outsourcing - 1.05%
BPO Management Services, Inc. Preferred B (2)	1,685,887	$168,589	$-	$ - (2)

Security Systems - 0.01%
Integrated Security Systems, Inc. Preferred D (2)	3,750	938	-	- (2)
		$169,527	$0.00	$0.00
COMMON EQUITIES - 81.50%(3)
Alternative Carriers - 1.15%
i2 Telecom Intl., Inc.	4,624,484	$184,979	$-	$(575,972)

Application Software - 5.57%
SinoHub, Inc.	228,647	891,723	313,544	-

Biotechnology - 2.49%
Hemobiotech	1,335,714	399,126	-	(960,991)

Business Process Outsourcing - 0.50%
Business Process Outsourcing, Ltd. (1)	18,349	79,268	59,267	-

Communications Equipment - 7.64%
COGO Group, Inc	200,000	1,224,000	387,981	-

Consumer Electronics - 1.12%
Aurasound, Inc	1,000,000	180,000	-	(820,000)

Consumer Finance - 4.76%
Global Axcess	953,333	762,666	-	(499,000)

Distributor - 0.65%
Vertical Branding, Inc.	1,686,725	104,499	-	(913,007)

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2009 (unaudited)(continued)

			Unaffilated
Company	Shares or Principal Amount	Value	Gross Unrealized Appreciation	Gross Unrealized Deprecation
COMMON EQUITIES (continued)
Diversified Commercial and Professional Services - 8.39%
Murdoch Security & Investigations, Inc. (1)	2,687,500	$1,343,750	$93,750	$-

Electronic Equipment and Instruments - 3.47%
Hollysys Automation Technologies Ltd (formerly HLS Systems International)	58,500	555,165	56,608	-

Healthcare Equipment - 20.95%
Bovie Medical	427,500	3,355,875	2,575,703	-

Hotels, Resorts and Cruise Lines - 0.83%
Silverleaf Resorts, Inc.	100,000	133,000	-	(297,000)

Industrial Machinery - 3.12%
Duoyuan Digital Printing Technology (formerly Asian Financial) (1)	130,209	500,000	-	-

Internet Software and Services – 1.86%
Points International, Ltd.	900,000	297,900	-	(194,100)

Managed Healthcare - 1.95%
Alliance HealthCard, Inc. (formerly Access Plans USA)(2)	313,175	313,175	-	-

Outdoor Advertising - 4.91%
Ideation Acquistion Corp.	100,000	787,000	6,006	-

Pharmaceutical -1.17%
Skystar Bio Pharmaceutical Company	12,000	187,080	31,320	-

Security Systems – 6.88%
Integrated Security Systems, Inc. (2)	110,191,991	1,101,920	-	- (2)

Semi-Conductor - 4.02%
Renesola Ltd.	167,420	644,232	-	(355,768)

Systems Software – 0.07%
CMSF Corp. (formerly CaminoSoft Corp.) (2)	10,639,636	11,358	-	- (2)
		$13,056,716	$3,524,179	$(4,615,838)
TOTAL INVESTMENTS 92.83%		$14,872,743	$3,524,179	$(5,065,838)

Unaffiliated securities have a a cost of $14,790,793 and a net unrealized depreciation of ($1,541,659).

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2009 (unaudited)(continued)

		% of
	Fair Value	Net Assets
Total Investments	$14,872,743	92.83
Cash and Equivalents	1,060,442	6.62
Interest and dividends receivable	102,825	0.64
Prepaid and other assets	83,034	0.52
Liabilities	(97,161)	(0.61)
Net Assets	$16,021,883	100.00%

		% of
	Fair Value	Net Assets
Private Securities (1)	$1,923,018	12.00
Affiliated /Restricted Public Securities (2)	1,623,480	10.13
Unrestricted/Unaffiliated Securities	11,326,245	70.70
Cash and Equivalents	1,060,442	6.62
Interest and dividends receivable	102,825	0.64
Prepaid and other assets	83,034	0.52
Liabilities	(97,161)	(0.61)
Net Assets	$16,021,883	100.00%

AFFILIATED SECURITIES(2)

					% of	Net
	Date(s)	Cost at	Cost at	Fair Value	Net	Unrealized
Affiliated Security	Acquired	6/30/09	9/30/09	9/30/09	Assets	Depreciation
Alliance HealthCard Inc. (4)	8-31-01
Common Equity	to 9-30-09	$2,139,777	$2,152,615	$313,175	1.95%	$(1,839,440)
BPO Management Services, Inc.	6-12-07
Preferred B Equity	to 12-31-08	2,000,000	2,000,000	168,589	1.05	(1,831,411)
CMSF Corp. (5)	9-23-94
Common Equity	to 9-10-09	5,358,138	5,366,655	11,358	0.07	(5,355,297)
CMSF Corp(5)
Convertible Bond	7-21-04	250,000	250,000	27,500	0.17	(222,500)
Integrated Security Systems, Inc.
Preferred D Equity	10-13-99	75,000	75,000	938	0.01	(74,063)
Integrated Security Systems, Inc.	12-31-96
Common Equity	to 6-9-09	9,046,847	9,046,847	1,101,920	6.88	(7,944,927)
		$18,869,762	$18,891,117	$1,623,480	10.13%	$(17,267,638)

(1)	Securities in a privately owned company.
(2)	Affiliated and/or restricted securities due to the Fund’s having a director on issuer’s board or number of shares owned by the Fund.
(3)	Non-Income-Producing.
(4)	Purchased 14,425 shares of Alliance HealthCard common at a cost of $12,838.
(5)	Purchased 420,203 shares of CMSF common at a cost of $4,202 and received 431,507 shares of common as payment-in-kind interest at a cost of $4,315.

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2009 (unaudited)(continued)

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2009 (unaudited)

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective  August 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also established a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an assets or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1	-quoted prices in active markets for identical investments
Level 2	-other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Totals
Investments	$10,442,801	$4,429,941	$0.00	$14,872,743

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President

Date:	November 25, 2009

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer

Date:	November 25, 2009